Summary of Significant Accounting Policies - Contingent Earnout Liability (Details)	Dec. 31, 2021 yr	Aug. 26, 2021 yr tranche shares	Feb. 17, 2021 tranche shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Maximum contingent earnout (in shares)			15,000,000
Expected term (years)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Measurement input | yr	10.00	10.00
Earnout Shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Maximum contingent earnout (in shares)		15,000,000	15,000,000
Number of tranches of contingent earnout shares | tranche		2	2
Number of contingent earnout shares per tranche (in shares)		7,500,000	7,500,000
Contingent earnout liability | Expected term (years)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Measurement input | yr	10